OPERATING LEASE - Schedule Of Components Of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASE
Operating lease expenses	¥ 200,017	¥ 182,591	¥ 162,448
Short-term lease expenses	8,299	4,424	1,947
Total	¥ 208,316	¥ 187,015	¥ 164,395